Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of financial statement amounts and balances of the VIEs

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Cash and cash equivalents	189,362,884	415,223,372
Restricted cash	10,702,719	6,056,699
Short-term bank deposits	820,000,000	570,000,000
Accounts receivable, net	179,040,751	101,314,132
Prepayments	62,633,147	24,730,939
Amounts due from related parties	36,878,846	45,943,815
Other current assets	293,554,059	233,248,194
Property and equipment, net	7,688,346	4,649,199
Long-term bank deposits	100,000,000	150,000,000
Intangible assets, net	124,765,811	75,374,548
Right-of-use assets	60,036,918	27,723,232
Investments	252,607,366	245,961,838
Other non-current assets	59,613,379	74,153,344
Total Assets	2,196,884,226	1,974,379,312
LIABILITIES
Accounts payable	851,736,160	524,514,621
Advances from customers	7,473,644	6,272,204
Deferred revenue	216,715,786	267,934,706
Accrued expenses and other current liabilities	255,957,711	168,735,310
Amounts due to related parties	283,757,603	257,909,753
Lease liabilities	57,164,354	24,969,407
Total Liabilities	1,672,805,258	1,250,336,001

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenue	8,697,485,194	8,965,084,213	7,022,078,865
Net income (loss)	432,731,451	388,119,110	(9,846,803)

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	899,235,343	(402,927,749)	78,293,695
Net cash (used in) provided by investing activities	(1,179,665,550)	14,039,712	142,920,773
Net cash used in financing activities	—	—	—

Schedule of property and equipment, net estimated useful lives

Computer and transmission equipment	3 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	5 years
Motor vehicles	5 years

Schedule of intangible assets, net estimated useful lives

Brand name	10 years
Agency contract rights	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs (1)	Infinite life
Platform	5 years
Software	3 - 5 years
Licensed copyrights of content	1 - 2 years
Others	3 - 10 years

(1)

The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2021 which remains valid until March 2024, and intends to renew the license indefinitely.

Schedule of disaggregation of revenue

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Live streaming	8,852,225,839	8,596,599,175	6,797,326,921
Advertisement	645,227,128	464,866,153	190,254,794
Other	104,420,970	103,865,432	120,656,637
Total	9,601,873,937	9,165,330,760	7,108,238,352

Schedule of movement in accounts receivable, advances from customers and deferred revenue

		Advances
	Accounts	from	Deferred
	receivable	customers	revenue
	RMB	RMB	RMB
Opening Balance as of January 1, 2021	199,744,129	10,910,989	229,701,778
Decrease, net	(8,355,601)	(3,434,987)	(6,597,447)
Ending Balance as of December 31, 2021	191,388,528	7,476,002	223,104,331
(Decrease) Increase, net	(82,208,155)	(4,224,318)	51,906,875
Ending Balance as of December 31, 2022	109,180,373	3,251,684	275,011,206

Schedule of concentration of risk, accounts receivable, net

	As of December 31,
	2021		2022
	RMB	%	RMB	%	US$	%
Company A	21,191,007	11%	15,985,098	15%	2,317,621	15%